ACQUISITION OF TARUS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Jul. 02, 2022
IfrsStatementLineItems [Line Items]
Number of share issued	2,425,999
Ordinary shares value	$ 18,000
Short term debt	2,000
Milestone payment	17,000
Ordinary shares issued Value		$ 17,200
Deferred purchase price payable	8,538
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Milestone payment	$ 15,000